Shareholders' Equity - Schedule of Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Noncontrolling Interest [Line Items]
Beginning balance	$ 670
Business combination	765	9
Comprehensive income (loss):
Net income (loss)	(1,158)	650	830
Unrealized gains (losses) on derivatives, net of tax	89	(125)	56
Other comprehensive income (loss), net of tax	140	(335)	(196)
Comprehensive income (loss)	(2,048)	(180)	346
Dividends to noncontrolling interest	(5)	(5)	(7)
Ending balance	794	670
Noncontrolling Interest [Member]
Changes in Noncontrolling Interest [Line Items]
Beginning balance	393	910	1,216
Contribution of noncontrolling interest	765
Business combination	765	9
Comprehensive income (loss):
Net income (loss)	(1,030)	(495)	(288)
Unrealized gains (losses) on derivatives, net of tax	10	(10)	2
Other components of other comprehensive income (loss), net of tax	6	(16)	(13)
Other comprehensive income (loss), net of tax	16	(26)	(11)
Comprehensive income (loss)	(1,014)	(521)	(299)
Dividends to noncontrolling interest	(5)	(5)	(7)
Ending balance	$ 139	$ 393	$ 910